AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 95.2%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $102,184,054)	10,219,348	$95,550,905

Short-Term Investment — 3.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,434,786)	3,434,786	3,434,786

TOTAL INVESTMENTS—98.6% (cost $105,618,840)(wd)		98,985,691

Other assets in excess of liabilities(z) — 1.4%		1,361,837

Net Assets — 100.0%		$100,347,528

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
74	10 Year U.S. Treasury Notes	Dec. 2022	$8,292,625	$(165,317)
790	10 Year U.S. Ultra Treasury Notes	Dec. 2022	93,602,660	(5,904,777)
				(6,070,094)
Short Positions:
116	2 Year U.S. Treasury Notes	Dec. 2022	23,825,313	400,738
363	5 Year U.S. Treasury Notes	Dec. 2022	39,025,335	1,397,024
106	20 Year U.S. Treasury Bonds	Dec. 2022	13,399,063	1,077,804
67	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	9,179,000	833,061
				3,708,627
				$(2,361,467)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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